Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Summary of Revenue by Source

Revenue by source consisted of the following (in thousands):

	Years Ended December 31,
	2020	2019	2018
Consoles	$32,871	$12,187	$1,226
Consumables	6,742	1,563	523
Total product revenue	39,612	13,750	1,749
Service and other revenue	10,323	1,328	258
Total revenue	$49,935	$15,078	$2,007

Summary of Maturity of Operating Leases	The maturity of the Company’s operating leases as of December 31, 2020 was as follows (in thousands):
Years Ending December 31:
2021	$4,431
2022	1,699
Total minimum lease payments	6,130

Schedule of Contract Liabilities	The following table summarizes the Company’s contract liabilities (in thousands):

	December 31,
	2020	2019
Deferred revenue, current	$3,201	$883
Deferred revenue, noncurrent	570	134
Total deferred revenue	$3,771	$1,017